First Eagle Variable Funds

1345 Avenue of the Americas

New York, NY 10105

May 4, 2023

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First Eagle Variable Funds (the “Trust”), File Nos. 33-96668; 811-09092

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the:

(1)	form of Prospectus that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), the Trust’s most recent amendment; and
(2)	text of the Amendment was filed electronically via EDGAR on April 14, 2023 (SEC Accession No.: 0000930413-23-001243).

Sincerely,

/s/ Casey Walker
Casey Walker